Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 671,690	$ 613,221
Less current installments	49,684	38,718
Less long-term debt from related parties		12,000
Long-term debt, excluding current installments and seller's credit	622,006	562,503
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total	196,429	212,142
20 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total		20,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total	126,875	135,625
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total	81,797	86,724
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total	83,033	87,960
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total	109,339	58,770
77.5 Million Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total	$ 74,217
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total		12,000
Less long-term debt from related parties		$ 12,000